Form N-CSR Cover	6 Months Ended
Dec. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	USCF ETF Trust
Entity Central Index Key	0001597389
Document Period End Date	Dec. 31, 2025